SHAREHOLDERS' EQUITY (DEFICIENCY) (Narrative - Initial Public Offering and Ordinary shares) (Details)	0 Months Ended	1 Months Ended						1 Months Ended
	Aug. 26, 2014 ILS	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)		Dec. 31, 2013 ILS	Sep. 30, 2014 IPO [Member] USD ($)	Sep. 30, 2014 Option to underwriters [Member] USD ($)
SHAREHOLDERS' EQUITY (DEFICIENCY) (Abstract)
Bonus share issuance ratio	0.058823529
Share split ratio	0.055555556
Initial public offering [Line Items]
New shares issued		3,000,000						3,000,000	450,000
Share price (in dollars per share)								$ 12.00	$ 12.00
Underwriter's option period to purchase shares									30 days
Net proceeds received from IPO		$ 36,300,000						$ 36,300,000
Underwriting discounts and commissions		2,700,000						2,700,000
Other offering expenses		2,500,000						2,500,000
Ordinary shares, authorized amount	2,500,000		$ 32,000			[1]
Ordinary shares, shares authorized	250,000,000		250,000,000	250,000,000	170,413,056		170,413,056
Ordinary shares, par value (in NIS per share)	0.01			0.01			0.01

[1]	Represents an amount lower than $1